UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.
(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)

M.T.G. Graye
President and Chief Executive Officer
Maxim Series Fund, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: June 30, 2010

MAXIM SERIES FUND, INC.

Maxim MidCap Value Portfolio

Semi-Annual Report

June 30, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of any Portfolio of Maxim Series Fund, Inc. (the “Fund”). Such offering is made only by the prospectus(es) of the Fund, which include details as to offering price and other information.

MAXIM SERIES FUND, INC.
Financial Reports for the Six Months Ended June 30, 2010
Maxim MidCap Value Portfolio

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2010
UNAUDITED

ASSETS:
Investments in securities, market value (1)	$152,160,590
Cash	2,122,246
Margin deposits	81,000
Dividends receivable	175,574
Subscriptions receivable	216,502

Total assets	154,755,912

LIABILITIES:
Due to investment adviser	187,114
Redemptions payable	1,058,139
Variation margin on futures contracts	7,794

Total liabilities	1,253,047

NET ASSETS	$153,502,865

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$1,937,973
Additional paid-in capital	183,168,349
Net unrealized appreciation on investments	12,564,386
Undistributed net investment income	50,308
Accumulated net realized loss on investments and futures contracts	(44,218,151)

NET ASSETS	$153,502,865

NET ASSET VALUE PER OUTSTANDING SHARE	$7.92
(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	19,379,728

(1) Cost of investments in securities	$139,533,069

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
SIX MONTHS ENDED JUNE 30, 2010
UNAUDITED

INVESTMENT INCOME:
Interest	$227
Dividends	1,882,663

Total income	1,882,890

EXPENSES:
Management fees	1,114,129

NET INVESTMENT INCOME	768,761

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	15,328,318
Net realized loss on futures contracts	(157,244)
Change in net unrealized appreciation on investments	(14,306,027)
Change in net unrealized depreciation on futures contracts	(63,135)

Net realized and unrealized gain on investments	801,912

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,570,673

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
SIX MONTHS ENDED JUNE 30, 2010 AND YEAR ENDED DECEMBER 31, 2009

	2010	2009
	UNAUDITED

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$768,761	$2,158,902
Net realized gain (loss) on investments	15,328,318	(26,734,684)
Net realized gain (loss) on futures contracts	(157,244)	231,411
Change in net unrealized appreciation on investments	(14,306,027)	74,437,858
Change in net unrealized depreciation on futures contracts	(63,135)	(8,432)

Net increase in net assets resulting from operations	1,570,673	50,085,055

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(718,453)	(1,829,516)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	53,783,354	70,486,413
Reinvestment of distributions	718,453	1,829,516
Redemptions of shares	(93,884,639)	(101,202,458)

Net decrease in net assets resulting from share transactions	(39,382,832)	(28,886,529)

Total increase (decrease) in net assets	(38,530,612)	19,369,010

NET ASSETS:
Beginning of period	192,033,477	172,664,467

End of period (1)	$153,502,865	$192,033,477

OTHER INFORMATION:

SHARES:
Sold	6,560,309	10,851,854
Issued in reinvestment of distributions	86,249	267,905
Redeemed	(11,132,199)	(14,706,748)

Net decrease	(4,485,641)	(3,586,989)

(1) Including undistributed net investment income	$50,308

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the period indicated is as follows:

	Six Months Ended June 30,		Year Ended December 31,	Period Ended December 31,
	2010		2009	2008 +
	UNAUDITED

Net Asset Value, Beginning of Period	$8.05		$6.29	$10.00

Income from Investment Operations

Net investment income	0.04		0.07	0.06
Net realized and unrealized gain (loss)	(0.13)		1.76	(3.71)

Total Income (Loss) From Investment Operations	(0.09)		1.83	(3.65)

Less Distributions

From net investment income	(0.04)		(0.07)	(0.06)

Net Asset Value, End of Period	$7.92		$8.05	$6.29

Total Return ±	(1.18%)	^	29.27%	(36.50%)	^

Net Assets, End of Period ($000)	$153,503		$192,033	$172,664

Ratio of Expenses to Average Net Assets	1.25%	*	1.25%	1.25%	*

Ratio of Net Investment Income to
Average Net Assets	0.86%	*	1.22%	1.50%	*

Portfolio Turnover Rate	24.16%	^	165.82%	100.57%	^

+ The portfolio commenced operations on May 15, 2008.

^	Based on operations for the period shown and, accordingly, are not representative of a full year.

* Annualized.

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2010
UNAUDITED

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.  The Fund presently consists of fifty-four portfolios.  Interests in the Maxim MidCap Value Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund.  The investment objective of the Portfolio is to seek long-term capital appreciation.  The Portfolio is diversified as defined in the 1940 Act.  The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.  The following is a summary of the significant accounting policies of the Fund.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used.  If the closing price is not available, the current bid will be used.  For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign securities are valued at the closing price on the security’s primary exchange.  If the closing price is not available, the current bid will be used.  Foreign exchange rates are determined by utilizing the New York closing rates.

Independent pricing services are utilized when possible and approved by the Board of Directors.  In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented.  Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic or foreign markets.

For foreign equity securities, factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of the U.S. securities market, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the board believes reflects fair value.  This policy is intended to assure that the Portfolio’s net asset value fairly reflects security values at the time of pricing.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments.  The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs.  These may include quoted prices in markets that are not active or quoted prices for similar assets in active markets.  Valuations may also be based on inputs other than quoted prices that are observable for the asset, such as interest rates and yield curves.  Additional inputs may be used such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, prepayment speeds and benchmark securities.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

As of June 30, 2010, the inputs used to value the Portfolio’s investments were as detailed in the following table.  At no point during the period did the Portfolio hold securities valued with Level 3 inputs.

Description	Level 1		Level 2		Level 3		Total
Assets	$		$		$		$
Common Stock
Aerospace & defense		1,468,729		-		-		1,468,729
Agriculture		746,611		-		-		746,611
Air freight		593,757		-		-		593,757
Airlines		845,884		-		-		845,884
Auto parts & equipment		1,568,515		-		-		1,568,515
Automobiles		78,684		-		-		78,684
Banks		8,158,737		-		-		8,158,737
Biotechnology		1,083,142		-		-		1,083,142
Broadcast/media		4,117,180		-		-		4,117,180
Building materials		569,143		-		-		569,143
Chemicals		3,608,313		-		-		3,608,313
Communications - equipment		663,206		-		-		663,206
Computer hardware &
systems		1,129,159		-		-		1,129,159
Computer software &
services		2,293,941		-		-		2,293,941
Conglomerates		346,523		-		-		346,523
Containers		1,487,251		-		-		1,487,251
Cosmetics & personal care		180,083		-		-		180,083
Distributors		326,554		-		-		326,554
Electric companies		5,676,813		-		-		5,676,813
Electronic instruments &
equipment		4,068,419		-		-		4,068,419
Electronics - semiconductor		3,155,896		-		-		3,155,896
Engineering & construction		538,229		-		-		538,229
Financial services		2,184,904		-		-		2,184,904
Food & beverages		6,515,719		-		-		6,515,719
Gold, metals & mining		2,213,136		-		-		2,213,136
Health care related		2,631,841		-		-		2,631,841
Homebuilding		284,576		-		-		284,576
Hotels/motels		575,893		-		-		575,893
Household goods		3,881,218		-		-		3,881,218
Independent power producer		1,587,213		-		-		1,587,213
Insurance related		14,059,402		-		-		14,059,402
Leisure & entertainment		427,815		-		-		427,815
Machinery		5,638,499		-		-		5,638,499
Medical products		1,489,793		-		-		1,489,793
Miscellaneous		110,478		-		-		110,478
Oil & gas		14,716,203		-		-		14,716,203
Paper & forest products		3,062,038		-		-		3,062,038
Personal loans		1,390,973		-		-		1,390,973
Pharmaceuticals		2,447,665		-		-		2,447,665
Printing & publishing		1,337,167		-		-		1,337,167
Real estate		17,591,231		-		-		17,591,231
Restaurants		427,660		-		-		427,660
Retail		3,783,044		-		-		3,783,044
Savings & loans		1,713,897		-		-		1,713,897
Specialized services		2,670,104		-		-		2,670,104
Telephone &
telecommunications		3,583,934		-		-		3,583,934
Textiles		247,168		-		-		247,168
Tobacco		3,810,693		-		-		3,810,693
Transportation		294,886		-		-		294,886
Utilities		10,778,671		-		-		10,778,671
Total Assets		152,160,590		-		-		152,160,590
Liabilities
Other Financial Instruments*		7,794		-		-		7,794
Total Liabilities		7,794		-		-		7,794
Total		$152,152,796		$-		$-		$152,152,796

*Other financial instruments consist of futures.  Futures are reported at their variation margin as of June 30, 2010.

Financial Futures Contracts

Upon entering into a financial futures contract, the Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit).  Receipts or payments, known as variation margin, are made or received by the Portfolio each day, depending on the daily fluctuations in the fair value of the underlying security.  When the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Dividends

Dividends from net investment income of the Portfolio are declared and paid semi-annually.  Income dividends are reinvested in additional shares at net asset value.  Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date).  The cost of investments sold is determined on a specific lot selection.

Dividend income for the Portfolio is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

For federal income tax purposes, the Portfolio currently qualifies, and intends to remain qualified, as a regulated investment company under the provisions of the Internal Revenue Code by distributing substantially all of its investment company taxable net income, including realized gain not offset by capital loss carryforwards, if any, to its shareholders.  Management has concluded that the Portfolio has taken no uncertain tax positions that require adjustment to the financial statements.  Accordingly, no provision for federal income or excise taxes has been made.  The Portfolio files income tax returns in the U.S. federal jurisdiction and Colorado.  No federal income tax returns are currently under examination.  The statute of limitations on the Portfolio’s federal tax return filings remains open for the years ended December 31, 2008 through December 31, 2009.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06).  ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers.  In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity.  ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010.  The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011.  The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A.  As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 1.25% of the average daily net assets of the Portfolio.   The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio.  FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $130,500 for the six months ended June 30, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries.  No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the six months ended June 30, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $42,217,911 and $82,416,486, respectively.  For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At June 30, 2010, the U.S. Federal income tax cost basis was $142,140,303. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $17,819,173 and gross depreciation of securities in which there was an excess of tax cost over value of $7,798,886 resulting in net appreciation of $10,020,287.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Portfolio uses futures contracts in order to equitize uninvested cash with the objective of minimizing risk of expected tracking error versus the benchmark index.  Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized.  The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Valuation of derivative instruments as of June 30, 2010 is as follows:

	Asset Derivatives		Liability Derivatives
Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value
Futures Contracts	-	-	Variation margin on futures contracts	$7,794

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 is as follows:

	Realized Gain/Loss		Unrealized Gain/Loss
Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Amount	Statement of Operations Location	Amount
Futures Contracts	Net realized loss on futures contracts	$(157,244)	Change in net unrealized depreciation on futures contracts	$(63,135)

The number of futures contracts held at June 30, 2010 is representative of futures contracts activity during the six months ended June 30, 2010.

6.         DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes.  The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes.  Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

7.	SUBSEQUENT EVENTS

Management has reviewed all events subsequent to the date of the Statement of Assets and Liabilities, including the estimates inherent in the process of preparing these financial statements, through the issuance date of the financial statements.

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO

SUMMARY OF INVESTMENTS BY SECTOR
JUNE 30, 2010

% of Portfolio
Sector	Investments
Communications	5.50%
Consumer Products & Services	16.63%
Financial Services	28.52%
Health Care Related	5.03%
Industrial Products & Services	8.66%
Natural Resources	14.67%
Technology	7.96%
Transportation	2.22%
Utilities	10.81%
100.00%

MAXIM SERIES FUND, INC.

MAXIM MIDCAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
JUNE 30, 2010
UNAUDITED

COMMON STOCK

Shares		Value ($)

Aerospace & Defense --- 0.96%
959	L-3 Communications Holdings Inc	67,936
18,510	Northrop Grumman Corp	1,007,684
7,399	Rockwell Collins Inc	393,109
		$1,468,729

Agriculture --- 0.49%
28,916	Archer-Daniels-Midland Co	746,611
		$746,611

Air Freight --- 0.39%
47,961	UTI Worldwide Inc	593,757
		$593,757

Airlines --- 0.55%
19,129	Copa Holdings SA Class A	845,884
		$845,884

Auto Parts & Equipment --- 1.02%
21,104	Autoliv Inc	1,009,827
9,061	BorgWarner Inc *	338,338
16,924	Federal Mogul Corp *	220,350
		$1,568,515

Automobiles --- 0.05%
3,313	Thor Industries Inc	78,684
		$78,684

Banks --- 5.32%
39,103	BB&T Corp	1,028,800
31,777	Comerica Inc	1,170,347
110,582	Fifth Third Bancorp	1,359,052
818	First Citizens BancShares Inc Class A	157,326
77,083	Fulton Financial Corp	743,851
18,417	KeyCorp	141,627
3,720	M&T Bank Corp	316,014
207,232	Popular Inc *	555,382
69,390	Regions Financial Corp	456,586
33,697	SunTrust Banks Inc	785,140
13,574	TCF Financial Corp	225,464
41,685	US Bancorp	931,660
11,230	Wells Fargo & Co	287,488
		$8,158,737

Biotechnology --- 0.71%
971	Amgen Inc *	51,075
725	Bio-Rad Laboratories Inc Class A *	62,705
9,925	Cephalon Inc *	563,244
2,144	Charles River Laboratories International Inc *	73,346
22,259	Myriad Genetics Inc *	332,772
		$1,083,142

Broadcast/Media --- 2.68%
9,479	Cablevision Systems Corp NY Group	227,591
71,016	CBS Corp Class B	918,237
9,426	Clear Channel Outdoor Holdings Inc Class A *	81,818
101,928	DISH Network Corp Class A	1,849,993
5,055	Liberty Media Corp - Starz Series A *	262,051
12,828	Regal Entertainment Group Class A	167,277
11,164	Scripps Networks Interactive Inc	450,356
9,578	Virgin Media Inc	159,857
		$4,117,180

Building Materials --- 0.37%
16,999	Armstrong World Industries Inc *	513,030
5,215	Masco Corp	56,113
		$569,143

Chemicals --- 2.35%
6,586	Ashland Inc	305,722
12,450	Cabot Corp	300,170
14,476	Cytec Industries Inc	578,895
23,482	Eastman Chemical Co	1,252,999
87,797	Huntsman Corp	761,200
9,217	Scotts Miracle-Gro Co Class A	409,327
		$3,608,313

Communications - Equipment --- 0.43%
18,095	EchoStar Corp Class A *	345,252
49,758	Tellabs Inc	317,954
		$663,206

Computer Hardware & Systems --- 0.74%
4,097	Lexmark International Inc Class A *	135,324
64,791	Seagate Technology *	844,875
4,939	Western Digital Corp *	148,960
		$1,129,159

Computer Software & Services --- 1.49%
21,704	Cadence Design Systems Inc *	125,666
52,961	Microsoft Corp	1,218,633
24,946	Symantec Corp *	346,250
17,250	Synopsys Inc *	360,008
9,167	VeriSign Inc *	243,384
		$2,293,941

Conglomerates --- 0.23%
9,591	Carlisle Cos Inc	346,523
		$346,523

Containers --- 0.97%
3,434	AptarGroup Inc	129,874
3,105	Bemis Co Inc	83,835
39,120	Packaging Corp of America	861,422
13,521	Sonoco Products Co	412,120
		$1,487,251

Cosmetics & Personal Care --- 0.12%
5,295	NBTY Inc *	180,083
		$180,083

Distributors --- 0.21%
1,773	MSC Industrial Direct Co Inc Class A	89,820
7,031	WESCO International Inc *	236,734
		$326,554

Electric Companies --- 3.70%
14,759	DPL Inc	352,740
135,690	Duke Energy Corp	2,171,039
30,654	Edison International	972,345
1,594	Northeast Utilities	40,615
38,127	Pinnacle West Capital Corp	1,386,298
17,286	PPL Corp	431,286
7,298	Progress Energy Inc	286,228
1,678	Westar Energy Inc	36,262
		$5,676,813

Electronic Instruments & Equipment --- 2.65%
14,978	Arrow Electronics Inc *	334,758
14,928	Avnet Inc *	359,914
8,431	General Cable Corp *	224,686
3,829	Hubbell Inc Class B	151,973
54,392	Ingram Micro Inc Class A *	826,214
4,089	National Instruments Corp	129,948
22,309	Rockwell Automation Inc	1,095,150
8,419	Tech Data Corp *	299,885
3,695	Thomas & Betts Corp *	128,217
66,883	Vishay Intertechnology Inc *	517,674
		$4,068,419

Electronics - Semiconductor --- 2.06%
44,462	Advanced Micro Devices Inc *	325,462
69,664	Fairchild Semiconductor International Inc *	585,874
146,673	Integrated Device Technology Inc *	726,031
38,279	Intersil Holding Corp Class A	463,559
131,961	LSI Corp *	607,021
52,762	Micron Technology Inc *	447,949
		$3,155,896

Engineering & Construction --- 0.35%
13,678	URS Corp *	538,229
		$538,229

Financial Services --- 1.42%
10,222	Bank of America Corp	146,890
9,010	Bank of New York Mellon Corp	222,457
15,346	Citigroup Inc *	57,701
282	CME Group Inc	79,397
31,987	Federated Investors Inc Class B	662,450
8,756	Legg Mason Inc	245,431
10,012	Moody's Corp	199,439
28,052	SEI Investments Co	571,139
		$2,184,904

Food & Beverages --- 4.24%
12,131	Campbell Soup Co	434,654
24,277	ConAgra Foods Inc	566,140
8,434	Del Monte Foods Co	121,365
4,571	Flowers Foods Inc	111,670
13,760	Hansen Natural Corp *	538,154
41,561	Hormel Foods Corp	1,682,389
1,240	Ralcorp Holdings Inc *	67,952
10,628	Safeway Inc	208,946
47,728	Smithfield Foods Inc *	711,147
126,498	Tyson Foods Inc Class A	2,073,302
		$6,515,719

Gold, Metals & Mining --- 1.44%
4,707	Carpenter Technology Corp	154,531
2,403	Freeport-McMoRan Copper & Gold Inc	142,089
32,280	Reliance Steel & Aluminum Co	1,166,922
14,869	Schnitzer Steel Industries Inc Class A	582,865
4,325	United States Steel Corp	166,729
		$2,213,136

Health Care Related --- 1.71%
31,857	Cardinal Health Inc	1,070,714
56,595	Coventry Health Care Inc *	1,000,600
16,104	Health Net Inc *	392,454
2,387	Humana Inc *	109,014
1,207	WellPoint Inc *	59,059
		$2,631,841

Homebuilding --- 0.19%
20,966	DR Horton Inc	206,096
5,642	Lennar Corp Class A	78,480
		$284,576

Hotels/Motels --- 0.38%
19,063	Choice Hotels International Inc	575,893
		$575,893

Household Goods --- 2.53%
12,390	Harman International Industries Inc *	370,337
50,362	Leggett & Platt Inc	1,010,262
29,544	Mohawk Industries Inc *	1,351,933
13,080	Whirlpool Corp	1,148,686
		$3,881,218

Independent Power Producer --- 1.03%
9,614	Constellation Energy Group Inc	310,052
48,994	Mirant Corp *	517,377
35,822	NRG Energy Inc *	759,784
		$1,587,213

Insurance Related --- 9.16%
4,113	American National Insurance Co	333,030
5,388	Aon Corp	200,003
36,601	Aspen Insurance Holdings Ltd	905,509
23,500	Assurant Inc	815,450
5,294	Axis Capital Holdings Ltd	157,338
7	Berkshire Hathaway Inc Class A *	840,000
5,457	Chubb Corp	272,905
19,367	CNA Financial Corp *	495,021
13,755	Endurance Specialty Holdings Ltd	516,225
575	Everest Re Group Ltd	40,664
28,651	Fidelity National Financial Inc	372,176
27,770	First American Financial Corp	352,124
7,990	Genworth Financial Inc *	104,429
15,794	Hartford Financial Services Group Inc	349,521
28,158	Lincoln National Corp	683,958
16,857	Marsh & McLennan Cos Inc	380,125
9,311	Mercury General Corp	385,848
46,174	Old Republic International Corp	560,091
6,763	OneBeacon Insurance Group Ltd	96,846
26,854	Progressive Corp	502,707
26,813	Protective Life Corp	573,530
1,933	RenaissanceRe Holdings Ltd	108,770
5,094	Transatlantic Holdings Inc	244,308
12,922	Travelers Cos Inc	636,409
10,501	Unitrin Inc	268,826
105,892	Unum Group	2,297,855
4,240	White Mountains Insurance Group Ltd	1,374,607
11,938	XL Capital Ltd Class A	191,127
		$14,059,402

Leisure & Entertainment --- 0.28%
32,912	Boyd Gaming Corp *	279,423
4,082	International Speedway Corp Class A	105,152
1,899	Royal Caribbean Cruises Ltd *	43,240
		$427,815

Machinery --- 3.67%
14,612	AGCO Corp *	394,086
8,086	Cummins Inc	526,641
18,206	Eaton Corp	1,191,400
6,700	Lincoln Electric Holdings Inc	341,633
1,087	Navistar International Corp *	53,480
22,549	Oshkosh Corp *	702,627
3,969	Parker Hannifin Corp	220,121
40,490	Timken Co	1,052,335
6,198	Toro Co	304,446
48,066	Trinity Industries Inc	851,730
		$5,638,499

Medical Products --- 0.97%
61,361	Boston Scientific Corp *	355,894
21,665	CareFusion Corp *	491,796
21,101	Hill-Rom Holdings Inc	642,103
		$1,489,793

Miscellaneous --- 0.07%
4,609	Cintas Corp	110,478
		$110,478

Oil & Gas --- 9.58%
1,414	Cabot Oil & Gas Corp	44,286
46,577	Cimarex Energy Co	3,333,983
3,924	ConocoPhillips	192,629
6,413	Devon Energy Corp	390,680
39,266	Exterran Holdings Inc *	1,013,455
1,320	Hess Corp	66,449
3,320	Mariner Energy Inc *	71,314
11,822	Murphy Oil Corp	585,780
21,711	Oil States International Inc *	859,321
6,356	Patterson-UTI Energy Inc	81,802
18,473	QEP Resources Inc *	480,581
37,471	Quicksilver Resources Inc *	412,181
29,306	SM Energy Co	1,176,929
5,723	Smith International Inc	215,471
6,291	Southern Union Co	137,521
38,834	Sunoco Inc	1,350,258
18,386	Teekay Corp	481,162
96,014	Tesoro Corp	1,120,483
4,534	Unit Corp *	184,035
140,038	Valero Energy Corp	2,517,883
		$14,716,203

Paper & Forest Products --- 1.99%
3,095	Domtar Corp	152,119
83,504	International Paper Co	1,889,696
45,956	MeadWestvaco Corp	1,020,223
		$3,062,038

Personal Loans --- 0.91%
41,392	AmeriCredit Corp *	754,163
7,008	Capital One Financial Corp	282,422
18,105	Discover Financial Services	253,108
4,206	Student Loan Corp	101,280
		$1,390,973

Pharmaceuticals --- 1.59%
22,956	Eli Lilly & Co	769,026
34,537	Forest Laboratories Inc *	947,350
96,349	King Pharmaceuticals Inc *	731,289
		$2,447,665

Printing & Publishing --- 0.87%
17,209	Gannett Co Inc	231,633
9,790	Meredith Corp	304,763
48,917	RR Donnelley & Sons Co	800,771
		$1,337,167

Real Estate --- 11.47%
2,475	Alexandria Real Estate Equities Inc REIT	156,841
2,460	AMB Property Corp REIT	58,327
38,425	AvalonBay Communities Inc REIT	3,587,741
70,531	BRE Properties Inc REIT	2,604,710
7,653	Federal Realty Investment Trust REIT	537,776
10,133	Health Care Inc REIT	426,802
19,147	Host Hotels & Resorts Inc REIT	258,102
31,348	Liberty Property Trust REIT	904,390
20,817	Mack-Cali Realty Corp REIT	618,889
28,950	Nationwide Health Properties Inc REIT	1,035,542
47,017	Plum Creek Timber Co Inc REIT	1,623,497
41,630	Rayonier Inc REIT	1,832,553
10,122	Realty Income Corp REIT	307,000
19,018	Regency Centers Corp REIT	654,219
36,964	Simon Property Group Inc REIT	2,984,842
		$17,591,231

Restaurants --- 0.28%
2,614	Panera Bread Co Class A *	196,808
57,713	Wendy's/Arby's Group Inc	230,852
		$427,660

Retail --- 2.46%
14,768	Big Lots Inc *	473,905
3,826	Expedia Inc	71,852
5,502	Guess? Inc	171,882
27,159	JC Penney Co Inc	583,375
87,256	Liberty Media Corp - Interactive Series A *	916,189
10,764	Macy's Inc	192,676
942	Netflix Inc *	102,348
81,348	Office Depot Inc *	328,646
27,003	Penske Automotive Group Inc *	306,754
25,601	Williams-Sonoma Inc	635,417
		$3,783,044

Savings & Loans --- 1.12%
98,809	Hudson City Bancorp Inc	1,209,422
21,747	New York Community Bancorp Inc	332,077
10,655	Washington Federal Inc	172,398
		$1,713,897

Specialized Services --- 1.74%
12,773	Accenture PLC Class A	493,676
6,198	Amdocs Ltd *	166,416
5	CoreLogic Inc	88
11,919	Hillenbrand Inc	254,947
26,576	Manpower Inc	1,147,553
29,458	NeuStar Inc *	607,424
		$2,670,104

Telephone & Telecommunications --- 2.34%
5,418	CenturyTel Inc	180,474
27,849	Leap Wireless International Inc *	361,480
11,329	NII Holdings Inc *	368,419
190,226	Qwest Communications International Inc	998,686
156,700	Sprint Nextel Corp *	664,408
13,046	Telephone & Data Systems Inc	396,468
14,921	United States Cellular Corp *	613,999
		$3,583,934

Textiles --- 0.16%
7,123	Fossil Inc *	247,168
		$247,168

Tobacco --- 2.48%
52,941	Lorillard Inc	3,810,693
		$3,810,693

Transportation --- 0.19%
7,330	Ryder System Inc	294,886
		$294,886

Utilities --- 7.02%
81,275	Ameren Corp	1,931,907
12,567	Atmos Energy Corp	339,812
34,101	DTE Energy Co	1,555,347
15,827	Energen Corp	701,611
41,901	Integrys Energy Group Inc	1,832,750
72,747	MDU Resources Group Inc	1,311,628
3,136	Nicor Inc	127,008
133,614	NiSource Inc	1,937,403
18,473	Questar Corp	359,756
3,984	TECO Energy Inc	60,039
13,185	UGI Corp	335,426
13,876	Xcel Energy Inc	285,984
		$10,778,671

TOTAL COMMON STOCK --- 99.13%		$152,160,590
(Cost $139,533,069)

OTHER ASSETS & LIABILITIES --- 0.87%		$1,342,275

TOTAL NET ASSETS --- 100%		$153,502,865
(Cost $139,533,069)

At June 30, 2010, the Portfolio had the following outstanding future contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized (Depreciation)
S&P 500 Emini Long Futures	18	$923,940	Sept 2010	$(63,135)

Legend

*	Non-income Producing Security
REIT	Real Estate Investment Trust

Management determines the Portfolio's industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets.
See Notes to Financial Statements.

SHAREHOLDER EXPENSE EXAMPLE
Maxim MidCap Value Portfolio

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 31, 2009 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6) , then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(12/31/09)	(06/30/10)	(12/31/09-06/30/10)

Actual	$1,000.00	$988.19	$6.16

Hypothetical
(5% return before expenses)	$1,000.00	$1,018.60	$6.26

*Expenses are equal to the Portfolio's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.

Availability of Quarterly Portfolio Schedule.
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures.
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record.
Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (866) 831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Investment Advisory Contract Approvals

The Board of Directors (the "Board") of Maxim Series Fund, Inc. (the "Fund"), including the Directors who are not interested persons of the Fund (the "Independent Directors"), at a meeting held on April 26, 2010 (the "Meeting"), approved the continuation of (i) with respect to each of the Fund's Portfolios, the investment advisory agreement (the "Advisory Agreement") between the Fund and GW Capital Management, LLC, doing business as Maxim Capital Management, LLC ("MCM"), and (ii) with respect to the Portfolios that are also sub-advised, as indicated below, the investment sub-advisory agreements (the "Sub-Advisory Agreements") between the Fund, MCM and the following Sub-Advisers:

Sub-Adviser	Portfolio(s)
Ariel Investments, LLC	Maxim Ariel Small-Cap Value Portfolio Maxim Ariel MidCap Value Portfolio
Federated Investment Management Company	Maxim Federated Bond Portfolio
Goldman Sachs Asset Management, L.P.	Maxim MidCap Value Portfolio
Invesco Advisers, Inc.* (formerly known as Invesco Institutional (N.A.), Inc.)	Maxim Invesco ADR Portfolio Maxim Small-Cap Value Portfolio
Franklin Advisers, Inc.	Maxim Global Bond Portfolio
Janus Capital Management LLC	Maxim Janus Large Cap Growth Portfolio
Loomis, Sayles & Company, L.P.	Maxim Loomis Sayles Bond Portfolio Maxim Loomis Sayles Small-Cap Value Portfolio
Massachusetts Financial Services Company	Maxim MFS International Growth Portfolio Maxim MFS International Value Portfolio
Mellon Capital Management Corporation	Maxim Index 600 Portfolio Maxim Stock Index Portfolio Maxim S&P 500 Index® Portfolio
Putnam Investment Management, LLC	Maxim Putnam High Yield Bond Portfolio
Silvant Capital Management LLC	Maxim Small-Cap Growth Portfolio
T. Rowe Price Associates, Inc.	Maxim T. Rowe Price MidCap Growth Portfolio Maxim T. Rowe Price Equity/Income Portfolio
*
At the close of business on December 31, 2009, Invesco Global Asset Management (N.A.), Inc., former Sub-Adviser to the Maxim Invesco ADR Portfolio, merged into Invesco Institutional (N.A.), Inc., which was renamed Invesco Advisers, Inc.

Pursuant to the Advisory Agreement, MCM acts as investment adviser and, subject to oversight by the Board, directs the investments of each Portfolio in accordance with its investment objective, policies and limitations.  MCM also provides, subject to oversight by the Board, the management and administrative services necessary for the operation of the Fund.  In addition, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits MCM to enter into and materially amend Sub-Advisory Agreements with Board approval but without shareholder approval.  Under this structure, MCM is also responsible for monitoring and evaluating the performance of the Sub-Advisers and for recommending the hiring, termination and replacement of Sub-Advisers to the Board.

Pursuant to the Sub-Advisory Agreements, each Sub-Adviser, subject to general supervision and oversight by MCM and the Board, is responsible for the day-to-day management of the Portfolio(s) sub-advised by it, and for making decisions to buy, sell or hold any particular security.  MCM is responsible for the day-to-day management of the Portfolios that do not have a Sub-Adviser.

On March 23, 2010, the Independent Directors met separately with independent legal counsel in advance of the Meeting to evaluate information furnished by MCM and the Sub-Advisers in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements").  The Independent Directors also considered additional information provided in response to their requests made following the March meeting.

In approving the continuation of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements.  The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year.  In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board's approvals were based on each Director's business judgment after consideration of the information as a whole.  Individual Directors may have weighted certain factors differently and assigned varying degrees of materiality to information considered by the Board.

Based upon its review of the Agreements and the information provided to it, the Board concluded that the Agreements were fair and reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment.  The principal factors and conclusions that formed the basis for the Directors' determinations to approve the continuation of the Agreements are discussed below.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of services provided and to be provided to the Portfolios by MCM and the Sub-Advisers.  Among other things, the Board considered each adviser's personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Portfolios, and its ability to provide research and obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Portfolios.  The Board also considered each adviser's reputation for management of its investment strategies, its overall financial condition, technical resources, operational capabilities, and compliance policies and procedures, as well as the adviser's practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions.  Consideration also was given to the fact that the Board meets with representatives of the advisers at regular Board meetings held throughout the year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser's communications with the Board, as well as the adviser's responsiveness to the Board, was taken into account.  The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Portfolios by MCM and the Sub-Advisers.

Investment Performance

The Board considered the investment performance of each Portfolio.  The Board reviewed performance information for each Portfolio as compared against various benchmarks and the performance of similar funds.  For Portfolios other than the Fund's "Index Portfolios" (comprised of the Maxim Bond Index Portfolio, Maxim Index 600 Portfolio, Maxim Stock Index Portfolio, and Maxim S&P 500 Index Portfolio), this information included, to the extent applicable, annualized returns for the one-, three-, five-, and ten-year periods ended December 31, 2009, calendar year returns for the five-year period ended December 31, 2009, and risk-adjusted performance measures.  In addition, except for the Index Portfolios and the Fund's "Asset Allocation Portfolios" (comprised of the Maxim Profile Portfolios, Maxim Lifetime Asset Allocation Portfolios, Maxim SecureFoundation Lifetime Portfolios, and Maxim SecureFoundation Balanced Portfolio), for which Morningstar performance information is not provided, this information also included the Portfolios' Morningstar category and overall ratings and a rolling quarterly analysis of long-term performance relative to the applicable Morningstar category.  The Board also considered the composition of each Portfolio's "peer" group of funds, as determined by MCM based on funds of similar size and asset class from within, to the extent applicable, the Portfolio's Morningstar category.  In evaluating the performance of each Portfolio, the Board noted how the Portfolio performed relative to the short- and long-term returns of the applicable benchmarks and peer groups.

For Portfolios other than the Index Portfolios and Asset Allocation Portfolios, the Board assessed performance based principally on the long-term rolling quarterly analysis for each Portfolio in which each quarter's performance is, in turn, based on a composite of the Portfolio's 3-, 5- and 10-year annualized returns, 3- and 5-year risk-adjusted performance, and Morningstar rating.  For purposes of its annual review of advisory contracts, the Board generally considered a Portfolio to have performed satisfactorily unless the Portfolio has had a history of persistent underperformance based on the Portfolio's long-term rolling analysis.  In this regard, the Board noted that the Maxim Ariel Small-Cap Value Portfolio, Maxim Ariel MidCap Value Portfolio, Maxim MFS International Value Portfolio, Maxim Putnam High Yield Bond Portfolio, and Maxim Small-Cap Growth Portfolio fell below the Portfolio quantitative benchmark for long-term performance.

With regard to the Ariel Portfolios, the Board considered the factors attributing to the Portfolios' performance, the current market for the Portfolios' shares, and the Portfolios' position in the Fund's overall Portfolio lineup. The Board noted that the Portfolios had performed significantly better than the median fund performance for funds within their Morningstar categories over the most recent calendar-year period, and concluded that, despite the Portfolios' underperformance over the long-term, there is a market for the Portfolios' shares.  With regard to the Maxim MFS International Value Portfolio, the Board noted that MFS replaced the Portfolio's previous Sub-Adviser in September 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  Similarly, with respect to the Maxim Putnam High Yield Bond Portfolio, the Board noted that Putnam had replaced the Portfolio's previous Sub-Adviser in August 2009, and concluded that, in light of the Portfolio's competitive performance since the change in Sub-Advisers, the Board was satisfied with the management of the Portfolio.  With regard to the Maxim Small-Cap Growth Portfolio, the Board considered the factors attributing to the Portfolio's performance, changes in the management of the Sub-Adviser, and the short-term and long-term performance of the Portfolio.  The Board also took into consideration its discussion with management regarding monitoring the Portfolio's performance, and concluded that the Portfolio's performance was being addressed.  As to the remaining Portfolios (other than the Index Portfolios and Asset Allocation Portfolios), the Board determined that it was satisfied with investment performance.

The Board reviewed the performance of each Index Portfolio as compared against the performance of the index or composite index the Portfolio is designed to track, and concluded that it was satisfied with the investment performance of the Index Portfolios.  The Board also reviewed, to the extent available, the performance of each Asset Allocation Portfolio as compared against the performance of similarly managed funds.  Based on the information provided, the Board concluded that it was satisfied with the investment performance of the Maxim Profile Portfolios.  With respect to the Maxim Lifetime Asset Allocation Portfolios, the Board noted that these Portfolios had commenced operations on May 1, 2009, and concluded that, in light of the Portfolios' short track record, the Board was generally satisfied with the management of these Portfolios.  With regard to the Maxim SecureFoundation Lifetime Portfolios and Maxim SecureFoundation Balanced Portfolio, the Board noted that no performance information was provided for their consideration as these Portfolios had only recently commenced operations.

Costs and Profitability

The Board considered the costs of services provided and profits estimated to have been realized by MCM and, to the extent available, the Sub-Advisers from their relationships with the Portfolios.  With respect to the costs of services, the Board considered the structure and the level of the applicable investment management fees and other expenses payable by the Portfolios, as well as the structure and level of the applicable sub-advisory fees payable by MCM to the Sub-Advisers.  In evaluating the applicable management and sub-advisory fees, the Board considered the fees payable by and the total expense ratios of similar funds managed by other investment advisers, as determined by MCM based on each Portfolio's Morningstar category, to the extent applicable. With the exception of the Index Portfolios and Asset Allocation Portfolios (for which comparable information from Morningstar was not available), the Board also considered each Portfolio's total expense ratio in comparison to the median expense ratio for all funds within the same Morningstar fund category as the Portfolio.

Based on the information provided, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Portfolios (other than the Index Portfolios and Asset Allocation Portfolios) were generally comparable to the annual expense ratios of similar funds, although some Portfolios had expense ratios that were at the higher end in comparison to the similar funds, including the Maxim Small-Cap Value Portfolio, Maxim MidCap Value Portfolio, Maxim Global Bond Portfolio, and Maxim Putnam High Yield Bond Portfolio.  The Board further noted that the Portfolios' expense ratios were near or lower than the median expense ratio for the applicable Morningstar fund category, with the exception of the Maxim Global Bond Portfolio which, relative to the other Portfolios, had an expense ratio that was notably higher than the median expense ratio for its Morningstar fund category.  Additionally, the Board considered the fact that MCM charged higher advisory fees to certain internally managed Maxim Bond Portfolios than to certain similarly managed institutional bond portfolios, as well as the differences in the nature and extent of the services provided and the risks assumed by MCM in connection with those Maxim accounts and the similarly managed institutional accounts, as presented by MCM.

With respect to the Index Portfolios and Profile Portfolios, the Board noted that the Portfolios' total expense ratios were within the range of those of similar funds, even though some Portfolios had expense ratios that were at the higher end of the range, including the Maxim Bond Index Portfolio and Maxim S&P 500 Portfolio.  With regard to the sub-advisory fees, it was noted that those fees are paid by MCM out of its management fees, and that the rates payable by MCM to the Sub-Advisers were the generally result of arms-length negotiations given that, with the exception of Putnam, none of the Sub-Advisers is an affiliate of MCM.

As for the Lifetime Portfolios, the Board noted that the Portfolios' management fees were within the range of fees paid by similar funds, although some of the fees were at the higher end of the range.  The Board also noted that the total annual operating expense ratios of the Lifetime Portfolios were higher in comparison to the expense ratios of similar funds.

The Board also considered the overall financial soundness of MCM and each Sub-Adviser and the profits estimated to have been realized by MCM and its affiliates and, to the extent practicable, by the Sub-Advisers.  The Board requested and reviewed the financial statements and profitability information from MCM and, to the extent such information was available, the Sub-Advisers.  In evaluating the information provided by MCM, the Board noted that there is no recognized standard or uniform methodology for determining profitability for this purpose.  The Board further noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as MCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is generally not publicly available and is affected by numerous factors, including the adviser's organization, capital structure and cost of capital, the types of funds it manages, its mix of business, and the adviser's assumptions regarding allocations of revenue and expenses.  Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by MCM and, if applicable, the Sub-Advisers were reasonable in relation to the nature, extent and quality of the services provided.

Economies of Scale

The Board considered the extent to which economies of scale may be realized as the Portfolios grow and whether current fee levels reflect these economies of scale for the benefit of investors.  In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Portfolios and MCM, respectively, comparative fee information, the profitability and financial condition of MCM, and the current level of Portfolio assets.   Based on the information provided, the Board concluded that the Portfolios generally were not of sufficient size to identify economies of scale.

Other Factors

The Board considered ancillary benefits derived or to be derived by MCM or the Sub-Advisers from their relationships with the Portfolios as part of the total mix of information evaluated by the Board.  In this regard, the Board noted that certain Sub-Advisers received ancillary benefits from soft-dollar arrangements by which brokers provide research to the Sub-Adviser in return for allocating the Portfolio's brokerage to such brokers.  The Board also noted where services were provided to the Portfolios by an affiliate of MCM or a Sub-Adviser, and took into account the fact that the Portfolios are used as funding vehicles under variable life and annuity contracts offered by insurance companies affiliated with MCM and as funding vehicles under retirement plans for which affiliates of MCM may provide various retirement plan services.  The Board also considered the extent to which the Profile Portfolios may invest in certain fixed interest contracts issued and guaranteed by MCM's parent company, Great-West Life & Annuity Insurance Company ("GWL&A"), and the benefits derived or to be derived by GWL&A from such investments.  Additionally, the Board considered the extent to which GWL&A and its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits.  The Board concluded that the Portfolios' management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by MCM or the Sub-Adviser.

ITEM 2.	CODE OF ETHICS.

Not required in filing.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required in filing.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required in filing.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required in filing.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not required in filing.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.
By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye

M.T.G. Graye
President & Chief Executive Officer

Date:	August 20, 2010

By:	/s/ M.C. Maiers

M.C. Maiers
Chief Financial Officer, Treasurer & Investment Operations Compliance Officer
Date:	August 20, 2010